Interbank deposits and securities purchased under agreements to resell (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	R$ 75,960	R$ 56,292	R$ 46,820
Interbank deposits	8,582	12,584	R$ 12,555
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	238,308	221,776
Collateral held	79,600	69,920
Collateral repledge	125,811	128,542
Assets received as collateral with right to sell or repledge	3,733	14,846
Assets received as collateral without right to sell or repledge	122,078	113,696
Collateral sold	32,897	23,314
Interbank deposits	51,000	59,586
Total	289,308	281,362
Interbank deposits and securities purchased under agreements to resell [member] | Current [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	238,227	221,726
Collateral held	79,577	69,870
Collateral repledge	125,753	128,542
Assets received as collateral with right to sell or repledge	3,733	14,846
Assets received as collateral without right to sell or repledge	122,020	113,696
Collateral sold	32,897	23,314
Interbank deposits	43,857	56,672
Total	282,084	278,398
Interbank deposits and securities purchased under agreements to resell [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	81	50
Collateral held	23	50
Collateral held	58
Assets received as collateral without right to sell or repledge	58
Interbank deposits	7,143	2,914
Total	R$ 7,224	R$ 2,964